Shareholder's Deficit (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Jun. 28, 2026	Jun. 28, 2025	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000,000	5,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Aggregate value of shares				$ 1,813,238
Newly issued price					$ 9.2	$ 9.2
Public Share Rights					17,250,000	0
Private placement share rights					279,465	0
Ordinary shares. subject to possible redemption					17,250,000	0
FounderSharesPurchasePricePerShare			$ 0.004
Warrant Redemption Notice Period Days					30 days	30 days
Warrant Redemption Trigger Price Per Share					18.00%	18.00%
Adjusted Warrant Redemption Trigger Percentage					180.00%	180.00%
Share Right Conversion Ratio					one-fifth	one-fifth
Warrant Beneficial Ownership Limitation Percentage					4.90%	4.90%
Warrant Beneficial Ownership Alternative Limitation Percentage					9.80%	9.80%
Public Warrants [Member]
Class of Stock [Line Items]
Warrant outstanding					8,625,000	0
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant outstanding					139,733	0
Warrant [Member]
Class of Stock [Line Items]
Redemption period					30 days	30 days
Class of warrants or rights period within the registration shall be effective from the consummation of business combination						60 days
Redemption price per share					$ 0.01	$ 0.01
Warrant redemption condition minimum share price					$ 18	$ 18
Threshold trading days for redemption of warrants					20 days
Threshold consecutive trading days for redemption of warrants					30 days
Percentage of funds raised to be used for consummating business combination					60.00%	60.00%
Exercise price of warrants					115.00%	115.00%
IPO [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 11.5	$ 11.5
Sponsor [Member]
Class of Stock [Line Items]
Aggregate value of shares	$ 5,750,000	$ 5,750,000	$ 5,750,000
Founder Shares [Member]
Class of Stock [Line Items]
Aggregated price	$ 25,000	$ 25,000	$ 25,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000	500,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Common stock, shares issued					1,047,994	0
Common stock, shares outstanding					1,047,994	0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized					50,000,000	50,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Common stock, shares outstanding					5,750,000	5,750,000